CONVERTIBLE NOTES - 2020 Convertible Notes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Recognition of beneficial conversion feature related to convertible notes		$ 1,126	$ 1,629
Exchange Transaction
Deemed dividend to preferred stockholders			$ 9,484	$ 5,353
Convertible promissory notes
Exchange Transaction
Fair value of convertible debt	$ 15,400
Redemption price as percentage price of qualified financing			85.00%
Convertible promissory notes | January 2020 Preferred Stock Warrants
Debt Instrument [Line Items]
Warrants issued			9,338,642
Warrant liabilities			$ 2,000
Convertible promissory notes | Q4 2020 Preferred Stock Warrants
Debt Instrument [Line Items]
Warrants issued			4,620,018
Convertible promissory notes | January 2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from loan	14,300
Proceeds from related parties	13,700
Debt issuance costs	$ 200
Expected life of notes			6 months
Maturity date, extension period			6 months
Exchange Transaction
Fair value of convertible debt			$ 15,400
Fair value of warrants			2,000
Fair value of preferred stock			29,800
Cash paid in exchange transaction			14,100
Carrying value of preferred and common equity exchange			40,400
Effect of exchange transaction			7,300
Deemed dividend to preferred stockholders			9,500	5,400
Derivative liability			2,700	$ 400
Convertible promissory notes | Q4 2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from loan			19,000
Proceeds from related parties			7,900
Warrant liabilities			1,600
Recognition of beneficial conversion feature related to convertible notes			$ 1,600